INCOME TAXES (Details 1 - Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Apr. 13, 2011	Jun. 09, 2010
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Valuation Allowance			$ 15,428	$ 15,040
Valuation Allowance, Deferred Tax Asset, Explanation of Change			400
Operating Loss Carryforwards			24,600
Current State and Local Tax Expense (Benefit)			(588)	4,327
Income (loss) before income taxes	$ 5,785	$ 8,769
ILLINOIS
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards			268,500
NEW YORK
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards			28,300
New York City [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards			17,400
Current State and Local Tax Expense (Benefit)			6,300	$ 6,400
Reorganization transaction [Member]
Operating Loss Carryforwards [Line Items]
Current State and Local Tax Expense (Benefit)			$ 3,800
CNCIM Merger Limitation on use of carryforward [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards					$ 9,500	$ 1,300